Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity

The PeerStream, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “2011 Plan”) was terminated as to future awards on May 16, 2016. A total of 181,604 shares of the Company’s common stock may be delivered pursuant to outstanding options awarded under the 2011 Plan; however, no additional awards may be granted under such plan. The PeerStream, Inc. 2016 Long-Term Incentive Plan (the “2016 Plan”) was adopted by the Company’s stockholders on May 16, 2016 and permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the 2016 Plan is 1,300,000 shares, 100% of which may be issued pursuant to incentive stock options. In addition, the maximum number of shares of common stock that may be issued under the 2016 Plan may be increased by an indeterminate number of shares of common stock underlying outstanding awards issued under the 2011 Plan that are forfeited, expired, cancelled or settled in cash. As of June 30, 2018, there were 418,889 shares available for future issuance under the 2016 Plan.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the following period:

Six Months Ended
June 30,
2018
Expected volatility	159.0-167.0%
Expected life of option	5.2-6.3
Risk free interest rate	2.3-2.8%
Expected dividend yield	0.0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise. The expected life of the options has been determined using the “simplified” method as prescribed by SAB 110, which uses the midpoint between the vesting date and the end of the contractual term. The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly. The Company estimates pre-vesting forfeitures primarily based on the Company’s historical experience and is adjusted to reflect actual forfeitures as the stock-based awards vest.

The following tables summarize stock option activity during the six months ended June 30, 2018:

		Weighted
	Number of	Average Exercise
	Options	Price
Stock Options:
Outstanding at January 1, 2018	980,588	$5.02
Granted	85,830	6.11
Expired or canceled, during the period	-	-
Forfeited, during the period	(2,909)	3.65
Outstanding at June 30, 2018	1,063,509	$5.13
Exercisable at June 30, 2018	554,196	$6.59

On June 30, 2018, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,923,478 and $1,400,918, respectively. On June 30, 2017, the aggregate intrinsic value of stock options that were outstanding and exercisable was $19,302 and $10,960, respectively. The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

During the six months ended June 30, 2018, the Company granted options to employees to purchase an aggregate 85,830 shares of common stock at exercise prices ranging from $5.70 to $6.99. The options vest between one, three and four years and have a term of ten years.

The aggregate fair value for the options granted during the six months ended June 30, 2018 was $522,774. The aggregate fair value for the options granted during the six months ended June 30, 2017 was $956,760.

Stock-based compensation expense for the Company’s stock options included in the condensed consolidated statements of operations is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
Cost of revenue	$651	$1,124	$1,341	$2,240
Sales and marketing expense	971	307	2,221	575
Product development expense	12,873	29,151	19,260	33,231
General and administrative expense	203,518	168,629	399,030	287,493
Total stock compensation expense	$218,013	$199,211	$421,852	$323,539

At June 30, 2018, there was $1,669,355 of total unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 2.3 years.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the six months ended June 30, 2018:

Weighted
Average
	Number of	Grant Date
	RSAs	Fair Value
Restricted Stock Awards:
Outstanding at January 1, 2018	$158,571	$20.29
Granted	-	-
Expired or canceled, during the period	-	-
Forfeited, during the period	-	-
Outstanding at June 30, 2018	$158,571	$20.29

At June 30, 2018, there was $926,869 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 1.2 years.

Stock-based compensation expense relating to restricted stock awards for the three and six months ended June 30, 2018 was $185,374 and $370,746, respectively, as compared to $185,374 and $370,748, respectively, for the three and six months ended June 30, 2017.

Lerner Restricted Stock Award Agreements

On June 15, 2018, in connection with Clifford Lerner’s resignation as an officer and employee of the Company, the Company entered into amendments to (i) a restricted stock award agreement, dated March 3, 2016, as amended, related to the original award of 142,858 shares of restricted common stock to Mr. Lerner and (ii) a restricted stock award agreement, dated December 14, 2011, as amended, related to the original award of 121,429 shares of restricted common stock to Mr. Lerner (together, the “Restricted Stock Award Amendments”).

Pursuant to the Restricted Stock Award Amendments, Mr. Lerner’s unvested shares of restricted common stock will continue to vest as scheduled, and the Company is contractually required, in order to assist Mr. Lerner in satisfying his tax withholding obligations with respect to such shares of restricted common stock that vest on the second anniversary of the AVM Merger, to withhold a number of shares of restricted common stock that would otherwise be acquired by Mr. Lerner upon such vesting with a fair market value equal to the lesser of (i) Mr. Lerner’s tax withholding obligation with respect to the vesting shares and (ii) $100,000, with the remaining amount of the tax withholding obligation, if any, payable by Mr. Lerner.

8.	Stockholders’ Equity

The 2011 Plan was terminated as to future awards on May 16, 2016. A total of 181,604 shares of the Company’s common stock may be delivered pursuant to outstanding options awarded under the 2011 Plan; however, no additional awards may be granted under such plan. The 2016 Plan was adopted by the Company’s stockholders on May 16, 2016 and permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards under the 2016 Plan is 1,300,000 shares, 100% of which may be issued pursuant to incentive stock options. In addition, the maximum number of shares of common stock that may be issued under the 2016 Plan may be increased by an indeterminate number of shares of common stock underlying outstanding awards issued under the 2011 Plan that are forfeited, expired, cancelled or settled in cash. As of December 31, 2017, there were 501,810 shares available for future issuance under the 2016 Plan.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the years ended:

	December 31,
	2017	2016
Expected volatility	116.1-159.0%	76.6-139.2%
Expected life of option	5.0-7.0	5.5
Risk free interest rate	1.7-2.2%	1.1%-1.8%
Expected dividend yield	0.0%	0.0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise. The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin 110, which uses the midpoint between the vesting date and the end of the contractual term. The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award. The Company estimates potential forfeitures of stock awards and adjusts recorded stock-based compensation expense accordingly. The Company estimates pre-vesting forfeitures primarily based on the Company’s historical experience and is adjusted to reflect actual forfeitures as the stock based awards vest.

The following tables summarize stock option activity during the year ended December 31, 2017:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2017	573,110	$6.94
Granted	611,522	3.75
Expired or canceled, during the period	(191,027)	6.64
Forfeited, during the period	(13,017)	6.00
Outstanding at December 31, 2017	980,588	$5.02
Exercisable at December 31, 2017	448,890	$8.36

During the year ended December 31, 2017, the Company entered into option cancellation and release agreements with three employees, pursuant to which each of the parties agreed to cancel outstanding options to purchase an aggregate of 77,312 shares of common stock of the Company at exercise prices ranging from $4.55 to $21.00 per share. In exchange for the cancellation of the options, the Company granted the employees replacement options to purchase an aggregate of 64,600 shares of common stock of the Company at exercise prices ranging from $3.36 to $6.00 per share. The incremental value of the modified options compared to the original options, both valued on the respective modification date, of $55,055 is being recognized over the vesting terms of the options.

On April 13, 2017, the Company’s Board of Directors awarded Alexander Harrington, Chief Executive Officer, (i) a stock option representing the right to purchase 80,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting 25% on the six month anniversary of the date of grant and the remaining three tranches vesting on each of the first, second and third anniversaries of the first vesting date, and (ii) a stock option representing the right to purchase 24,000 shares of common stock at an exercise price equal to $3.63 per share, with the shares underlying this stock option vesting based on the Company’s achievement of certain performance goals related to its annual revenues. In addition, on April 13, 2017, the Company’s Board of Directors awarded Jason Katz, Chief Operating Officer and Chairman of the Board of Directors, a stock option representing the right to purchase 70,000 shares of common stock at an exercise price equal to $3.63 per share, with (i) 17,500 of the underlying shares vesting based on the Company’s achievement of certain performance goals related to its earnings before interest, tax, depreciation, and amortization and (ii) 52,500 of the underlying shares vesting based on the Company’s achievement of certain performance goals related to its annual revenues. Stock compensation expense recognized for these performance awards for the year ended December 31, 2017 was $50,114.

On May 5, 2017, the Compensation Committee of the Company’s Board of Directors awarded each of Mr. Harrington and Eric Sackowitz, Chief Technology Officer, a stock option representing the right to purchase 28,571 shares of common stock at an exercise price equal to $3.36 per share. The shares underlying these stock options vest in four equal installments on each anniversary of the date of grant.

On December 31, 2017, the aggregate intrinsic value of stock options that were outstanding and exercisable was $3,063,208 and $1,175,244, respectively. The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

During the year ended December 31, 2017, the Company granted options to employees to purchase an aggregate of 611,522 of common stock. These options vest between one and four years and have a term of ten years and have a weighted average exercise price of $3.75.

The aggregate fair value for the options granted during the years ended December 31, 2017 and 2016 was $1,740,578 and $682,740, respectively.

At December 31, 2017, there was $1,581,586 of total unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 2.68 years.

Stock-based compensation expense for the Company’s stock options included in the consolidated statements of operations is as follows:

	Year ended December 31,
	2017	2016
Cost of revenue	$4,302	$117,147
Sales and marketing expense	1,784	-
Product development expense	166,783	-
General and administrative expense	665,556	50,599
Total stock-based compensation expense	$838,425	$167,746

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2017:

	Number of Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2017	264,286	$20.29
Granted	-	-
Forfeited or canceled, during the period	(43,405)	20.29
Vested	(62,310)	20.29
Outstanding at December 31, 2017	158,571	$20.29

At December 31, 2017, there was $1,297,617 of total unrecognized compensation expense related to restricted stock, which is expected to be recognized over a weighted average period of 1.8 years.

Stock-based compensation expense relating to restricted stock awards for the years ended December 31, 2017 and 2016 was $741,496 and $185,374, respectively, which is included in general and administrative expense in our consolidated financial statements.

On October 7, 2017, an aggregate of 105,715 shares of restricted stock held by Clifford Lerner, a member of the Company’s Board of Directors, vested. Pursuant to the terms of Mr. Lerner’s restricted stock awards, the Company withheld and subsequently canceled an aggregate of 43,405 of the vesting shares of restricted stock to satisfy Mr. Lerner’s tax withholding obligations incurred in connection with the vesting of the shares of restricted stock.

Common Stock

On April 7, 2017, the Company executed and filed with the Secretary of State of the State of Delaware an amendment to the Company’s Certificate of Incorporation, as amended, to increase the total number of shares of common stock authorized for issuance to 25,000,000.

On December 19, 2017, the Company entered into a securities purchase agreement with Hershey Strategic Capital, LP, pursuant to which we issued and sold 200,000 shares of our common stock to Hershey Capital for an aggregate purchase price of $1,000,000, or $5.00 per share, in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended. The Company intends to use the proceeds from the offering for general corporate purposes, including the development of our blockchain product initiatives.